Called up share capital (Narrative) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Repurchase of treasury shares (in shares)	244
Future commitments
Payments to acquire or redeem entity's shares		£ 1,000
Ordinary share capital
Number of shares issued (in shares)	16,531	16,752
Par value per share (in GBP per share)	£ 0.25	£ 0.25